Unaudited Consolidated Statement of Loss and Comprehensive Loss - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Revenue	[1]	$ 909,247	$ 1,236,365
Cost of sales	[1]	(932,533)	(1,214,750)
Gross profit/(loss)	[1]	(23,286)	21,615
Selling, general, and administrative expense	[1]	(450,465)	(474,607)
Research and development expense	[1]	(24,312)	(83,050)
Other operating income, net	[1]	21,913	38,559
Profit (loss) from operating activities	[1]	(476,150)	(497,483)
Finance income	[1]	8,077	12,489
Finance expense	[1]	(199,278)	(94,963)
Fair value change - Earn-out rights	[1],[2]	139,638	232,995
Fair value change - Class C Shares	[1],[2]	2,500	10,750
Share of losses in associates	[1]	(4,350)	0
Loss before income taxes	[1]	(529,563)	(336,212)
Income tax expense	[1]	(14,315)	(5,331)
Net loss	[1],[2]	(543,878)	(341,543)
Net loss	[1],[2]	(543,878)	(341,543)
Items that may be subsequently reclassified to the Consolidated Statement of Loss:
Exchange rate differences from translation of foreign operations	[1]	(23,807)	(27,502)
Total other comprehensive loss	[1]	(23,807)	(27,502)
Total comprehensive loss	[1]	$ (567,685)	$ (369,045)

[1]	Refer to Note 18 - Restatement of prior period unaudited interim financial statements for reconciliations between originally reported and as revised amounts.
[2]	1 - Refer to Note 18 - Restatement of prior period unaudited interim financial statements for reconciliations between originally reported and as revised amounts.